Long-Term Debt - Schedule of Total Amount of Liabilities Classified by Currency, Linkage Terms and Interest Rates (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Debt Disclosure [Abstract]
Variable interest bearing mortgage loans	$ 6,745	$ 7,552